STOCK OPTION PLANS (Details Narrative)	12 Months Ended
Sep. 30, 2016 shares
Option Granted	0
Options outstanding to purchase shares of Common Stock	14,750,000
2013 Share Incentive Plan One [Member]
Reserved shares for issuance	17,000,000